Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Short-term employee benefits	$ 3,828,342	$ 4,009,786	$ 4,142,562
Post-employment benefits	119,513	126,649	177,278
Long-term benefits	46,367	125,865	302,875
Share-based payments	1,491,477	2,503,894	3,143,579
Total	$ 5,485,699	$ 6,766,194	$ 7,766,294